CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0000001	$ 0.0000001
Ordinary shares, shares authorized	500,000,000,000	500,000,000,000
Ordinary shares, shares issued	5,682,357,714	5,658,952,794
Ordinary shares, shares outstanding	5,563,528,436	5,601,860,619